Employee benefits	12 Months Ended
Dec. 31, 2024
Employee benefits [Abstract]
Employee benefits
22	Employee benefits

Expense for employee benefits

The expenses recognized for employee benefits are:

	2024	2023	2022
Salaries and benefits	$304,353	$264,005	$272,092
Pensions – defined benefit plans	10,578	10,949	13,224
	$314,931	$274,954	$285,316

The long-term liabilities recognized for pensions and other employee remunerations in the consolidated statement of financial position are comprised as follows:

	2024	2023
Long-term:
Pensions	$42,358	$44,808
Seniority premium	8,639	8,906
Termination of employment	23,685	23,676
	$74,682	$77,390

The short-term liabilities for employee benefits, are included in the line ‘Accounts payable and accrued liabilities’ in the consolidated statements of financial position, which as of December 31, 2024 and 2023, amounted to $4,122 and $3,012, respectively (see Note 15).

Remunerations on the termination of employment

The seniority premiums and the retirement plan (‘pensions’) obligations are based on actuarial calculations using the projected unit credit method. Pension benefits are based mainly on years of service, age, and salary level upon retirement.

The amounts charged to operations include the amortization of the cost of past services over the average time of service remaining. The Company continues with its policy of recognizing actuarial losses and gains for seniority premiums and pensions in the consolidated statement of operations, the actuarial gain net of taxes for 2024, 2023 and 2022 was $3,186, $5,917 and 21,785, respectively (see Note 16).

The plan exposes Grupo TMM to such risks as interest rate, investment, mortality, and inflation.

Interest rate risk

The present value of the defined benefits obligation is calculated using a discount rate making reference to the market performance of high-quality corporate bonds.

The estimated term for the bonds is consistent with the estimated term for the defined benefits obligation and is denominated in pesos. A decrease in the market performance of high-quality corporate bonds will increase the defined benefits obligation of the Company, although this is expected to be partially compensated by an increase in the fair value of certain of the plan’s assets.

Investment risk

The plan assets are predominantly capital and debt instruments traded on the Mexican Stock Exchange which are considered low risk.

Mortality risk

The Company provides benefits for life to those who are covered by the defined benefits liability. An increase in the life expectancy of such persons will increase the defined benefits liability.

Inflation risk

A significant proportion of the defined benefits obligation is linked to inflation. An increase in the inflation rate will increase the Company’s obligation.

The details of the net cost for the period for seniority premiums and termination of employment, and also the basic actuarial estimates for the calculation of these labor obligations were shown as follows:

	2024		2023
	Pensions and seniority premiums	Termination of employment	Pensions and seniority premiums	Termination of employment
Current service cost	$1,409	$2,044	$(10,164)	$13,620
Interest cost	4,798	2,327	6,062	1,431
Net cost for the period	$6,207	$4,371	$(4,102)	$15,051

At December 31, 2024 and 2023, the reserve for pensions and seniority premiums, and also for the termination of employment, were comprised as follows:

	2024		2023
	Pensions and seniority premiums	Termination of employment	Pensions and seniority premiums	Termination of employment
Defined benefit obligations	$51,618	$23,685	$54,204	$23,676
Assets plan	(622)	-	(490)	-
Total reserve	$50,996	$23,685	$53,714	$23,676

As of December 31, 2024, and 2023, the defined benefit obligations (DBO) for pensions and seniority premiums, and also for the reserve for termination of employment, were comprised as follows:

	2024		2023
	Pensions and seniority premiums	Termination of employment	Pensions and seniority premiums	Termination of employment
DBO at beginning of period	$54,204	$23,676	$70,223	$14,914
Current service cost	1,409	2,044	(10,164)	13,620
Interest cost	4,798	2,327	6,062	1,431
Benefits paid	(2,034)	(517)	(1,297)	(310)
Benefits paid from plan assets	(6,228)	-	(6,674)	-
Past service cost	(531)	(3,845)	(3,946)	(5,979)
DBO at end of period	$51,618	$23,685	$54,204	$23,676

The assets plan as of December 31, 2024 and 2023 were comprised as follows:

	2024	2023
Value of the fund at beginning of year	$490	$485
Expected return on assets	175	(39)
Plan contributions	6,228	5,647
Benefits paid	(6,228)	(5,647)
Interests on assets plan	(44)	44
Value of the fund at end of year	$621	$490

The changes in the pension plan, seniority premium, and termination of employment plan as of December 31, 2024 and 2023 were as follows:

	2024	2023
Reserve for obligations at the beginning of the period	$77,390	$84,652
Cost for the period	10,578	10,949
Interest income	44	(44)
Contributions to the plan	(6,228)	(5,647)
Benefits paid on pension plan	(2,726)	(4,028)
Miscellaneous	175	(39)
Actuarial gain or losses	(4,551)	(8,453)
Reserve for obligations at the end of the period	$74,682	$77,390

The significant actuarial assumptions used for the valuation were:

	2024	2023
Discount rate	11.25%	10.75%
Salary increase rate	4.00%	4.00%
Inflation rate	3.50%	3.50%
Average working life expectancy	14.34	14.00

These assumptions were prepared by Management with the assistance of independent actuaries. The discount factors are determined near the end of each year making reference to the market performance of high-quality corporate bonds denominated in the currency in which the benefits will be paid and which have similar maturities to the terms for the pension obligation corresponding. Other assumptions are based on actual reference parameters and Management’s historical experience.

As of December 31, 2024 and 2023, approximately 8% and 10%, respectively, of the Company’s employees are employed under collective labor agreements. Under those contracts, labor compensations are subject to annual negotiation, while other compensations are negotiable every two years. As of December 31, 2024 and 2023, Grupo TMM has 720 employees in both years.

The significant actuarial assumptions to determine the defined benefits obligation are the discount rate, the salary increase rate, and the average life expectancy. The calculation of the defined benefits obligation is sensitive to these assumptions.

The following table summarizes the effects of changes to these actuarial assumptions on the defined benefits obligations at December 31, 2024:

	1.0% increase	1.0% decrease
Discount rate
(Decrease) increase in the defined benefits obligation	(1,142)	1,258

Salary increase rate
Increase (decrease) in the defined benefits obligation	532	(938)

	Increase in 1 year	Decrease in 1 year
Average life expectancies
(Decrease) increase in the defined benefits obligation	(53)	12

The present value of the defined benefits obligation and also the defined benefits obligation recognized in the consolidated statement of financial position are calculated using the same method (projected unit credit). The sensitivity analyses are based on a change in one assumption without changing the others. This sensitivity analysis may not be representative of the real variance in the defined benefits obligation, as it is unlikely that the change to the assumptions would occur on its own, as some of the assumptions may be correlated.